                              Janus Adviser Series

                         Supplement dated June 20, 2008
                      to Currently Effective Prospectuses

Effective July 31, 2008, the availability of portfolio holdings for Janus funds subadvised by Enhanced Investment Technologies, LLC ("INTECH") has changed. Generally, portfolio holdings will be limited to the alphabetical listing of security names and aggregate security weightings. In addition, the frequency of disclosure of top 10 holdings has changed from monthly with a 30-day lag to monthly with a 15-day lag. The following replaces the corresponding information regarding portfolio holdings as reflected in the Prospectus dated November 28, 2007 as supplemented February 28, 2008:

     - TOP HOLDINGS. Each fund's (with the exception of funds subadvised by INTECH) top portfolio holdings, in order of position size and as a percentage of a fund's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top holdings of funds subadvised by INTECH, consisting of security names only in alphabetical order and aggregate percentage of a fund's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

                Please retain this Supplement with your records.

                              Janus Adviser Series

                         Supplement dated June 20, 2008
          to Currently Effective Statements of Additional Information

Effective July 31, 2008, the availability of portfolio holdings for Janus funds subadvised by Enhanced Investment Technologies, LLC ("INTECH") has changed. Generally, portfolio holdings will be limited to the alphabetical listing of security names and aggregate security weightings. In addition, the frequency of disclosure of top 10 holdings has changed from monthly with a 30-day lag to monthly with a 15-day lag. The following replaces the corresponding information regarding portfolio holdings as reflected in the Statement of Additional Information dated November 28, 2007 as supplemented February 28, 2008:

     - TOP HOLDINGS. Each fund's (with the exception of funds subadvised by INTECH) top portfolio holdings, in order of position size and as a percentage of a fund's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top holdings of funds subadvised by INTECH, consisting of security names only in alphabetical order and aggregate percentage of a fund's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

                Please retain this Supplement with your records.